STOCKHOLDERS' EQUITY (Summary of RSU Activity to Employees and Directors) (Details) - Restricted stock units [Member]	3 Months Ended
Sep. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at the beginning of period	1,732,383
Granted	14,270
Forfeited	(16,549)
Vested	(382,338)
Unvested at the end of the period	1,347,766
Expected to vest	1,302,601